LONG-TERM INVESTMENTS - equity method investments and equity investments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)	Jan. 31, 2019 HKD ($)
Long-term Investments
Equity method investments (1)	$ 7,798		$ 0	$ 6,709
Equity investments without readily determinable fair values (2)	15,596
Total	$ 23,394	$ 2,999